Third party services (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Third-party services expense	R$ 706,599	R$ 558,041	R$ 526,008
Maintenance Of Electrical System [Member]
IfrsStatementLineItems [Line Items]
Third-party services expense	319,162	206,688	164,510
Maintenance Of Facilities [Member]
IfrsStatementLineItems [Line Items]
Third-party services expense	103,726	97,889	102,295
Communication Processing And Transmission Of Data [Member]
IfrsStatementLineItems [Line Items]
Third-party services expense	64,772	42,244	51,919
Consumer Service [Member]
IfrsStatementLineItems [Line Items]
Third-party services expense	60,205	54,713	35,548
Meter Reading And Bill Delivery [Member]
IfrsStatementLineItems [Line Items]
Third-party services expense	52,831	48,895	45,515
Consulting And Audit [Member]
IfrsStatementLineItems [Line Items]
Third-party services expense	38,832	41,043	20,456
Other Services [Member]
IfrsStatementLineItems [Line Items]
Third-party services expense	R$ 67,071	R$ 66,569	R$ 105,765